Leases (Details)	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Right-of-use assets, net	Right-of-use assets, net
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Right-of-use assets, net	Right-of-use assets, net